Exchange of the Animal Health Business (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2017
Disclosure of non-adjusting events after reporting period [line items]
Exchange value of the Animal Health business							€ 10,557
Exchange value of the Boehringer Ingelheim Consumer Health Care business							6,239
Pre-tax gain recognized related to exchanged/held-for-exchange Animal Health business					€ 6,343
Net income excluding the exchanged/held-for-exchange Animal Health business	[1]	€ 101	€ 13	[2]	(4,643)	[2],[3]
Goodwill		€ 44,519	€ 44,235		40,264	[4]
Sale of combined entity					1,407
Acquisition of Boehringer Inhelheim's Consumer Healthcare business
Disclosure of non-adjusting events after reporting period [line items]
Goodwill					2,222		€ 2,222
Tax-deductible portion of goodwill amount					1,876
Acquisition-related costs					€ 10

[1]
The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5
(Non-Current Assets Held for Sale and Discontinued Operations) (see Note D.2.
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[4]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).